Document and Entity Information	Oct. 21, 2026
Details
Registrant CIK	0001952670
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity File Number	333-286926
Entity Registrant Name	TV CHANNELS NETWORK, INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	88-3851932
Entity Address, Address Line One	7582 Las Vegas Blvd. South
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89123
City Area Code	702
Local Phone Number	721-9915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false